Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw material	$ 66	$ 3
Work-in-progress	12,352	11,096	$ 9,478
Finished goods	646	1,021	180
Spare parts	40	22	22
Total inventory	13,104	12,142	9,680
Less: current portion	6,168	4,181	8,630
Total inventory, net of current portion	$ 6,936	$ 7,961	$ 1,050